Trade receivables (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected credit losses for aging
Customers in judicial recovery	[1]	R$ 2,381	R$ 10,321
Percentage of impairment losses on trade receivables recorded for the customers who went judicial recovery	[1]	100.00%	100.00%
Impairment losses on trade receivables		R$ 89,751	R$ 92,017	R$ 69,481	R$ 46,500
Not yet due
Expected credit losses for aging
Expected credit loss rate (%)		4.05%	3.78%
Lifetime ECL		R$ 27,729	R$ 17,834
Past Due
Expected credit losses for aging
Lifetime ECL		R$ 59,641	R$ 63,862
Up to 30 days
Expected credit losses for aging
Expected credit loss rate (%)		10.37%	11.29%
Lifetime ECL		R$ 3,304	R$ 2,562
From 31 to 60 days
Expected credit losses for aging
Expected credit loss rate (%)		16.81%	17.69%
Lifetime ECL		R$ 3,574	R$ 3,645
From 61 to 90 days
Expected credit losses for aging
Expected credit loss rate (%)		22.17%	24.23%
Lifetime ECL		R$ 5,607	R$ 3,502
From 91 to 180 days
Expected credit losses for aging
Expected credit loss rate (%)		32.22%	40.18%
Lifetime ECL		R$ 12,456	R$ 12,232
From 181 to 360 days
Expected credit losses for aging
Expected credit loss rate (%)		55.68%	67.68%
Lifetime ECL		R$ 17,063	R$ 22,454
Over 360 days
Expected credit losses for aging
Expected credit loss rate (%)		69.68%	87.60%
Lifetime ECL		R$ 17,637	R$ 19,467

[1]	Expected credit loss relating to the entirely of Vasta’s receivable with retailer that entered bankruptcy proceeding in Brazil.